Related Party Transactions (Details) - USD ($)				1 Months Ended		4 Months Ended
	Dec. 15, 2020	Dec. 07, 2020	Sep. 11, 2020	Nov. 20, 2020	Sep. 15, 2020	Dec. 31, 2020	Dec. 10, 2020
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares						$ 25,000
Promissory note, description						Up to 500,000 Founder Shares and 750,000 alignment shares are subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment is not exercised in full or in part so that the Founder Shares and alignment shares will represent 10% and 15%, respectively, of the Company’s issued and outstanding shares of common stock after the Initial Public Offering.
Office space and administrative support expenses		$ 10,000
Services fees						$ 7,742
Cover expenses			$ 300,000
Promissory note, outstanding							$ 83,686
Note repaid	$ 83,686
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares
Shares issued (in Shares)
Price per share (in Dollars per share)						$ 12.00
Independent Directors [Member]
Related Party Transactions (Details) [Line Items]
Founder Shares (in Shares)				50,000
Andrew Wallace [Member]
Related Party Transactions (Details) [Line Items]
Alignment shares				$ 50,000
Related Party Loan [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans						$1,500,000
Price per warrant (in Dollars per share)						$ 1.50
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares					$ 25,000
Shares issued (in Shares)					8,625,000
Shares exchange (in Shares)				4,791,667
Cancellation of shares (in Shares)				5,750,000
Sponsor transferred (in Shares)				16,000
Alignment shares (in Shares)				24,000